Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share	The computation of basic and diluted net loss per ordinary share is as follows:
	Years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Numerator:
Net loss	(46,066)	(60,667)	(43,577)	(6,010)
Less: Net income (loss) attributable to the non-controlling interests	304	-	-	-
Net loss attributable to the Group’s shareholders	(46,370)	(60,667)	(43,577)	(6,010)

Denominator:
Weighted average number of ordinary shares outstanding	90,472,014	90,472,014	90,472,014	90,472,014

Basic & diluted net loss per ordinary share	(0.513)	(0.671)	(0.482)	(0.066)